Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Components of income taxes

	2020	2019
	$	$
Current tax (recovery) expense	(53)	642
Deferred tax (recovery) expense	389	(33)
	336	609
Income tax payable as at December 31, 2020 was $66 (2019: $412)
Schedule of rate reconciliation
A reconciliation of income tax expense (recovery) and the product of accounting income before income tax multiplied by the combined Canadian federal and provincial statutory income tax rate is as follows:

	2020	2019
	$	$
Income before income taxes	(7,318)	(11,305)
Statutory tax rate	26.5%	26.5%

Tax at statutory rate	(1,939)	(2,996)
Foreign tax rate differential	71	175
Effect of permanent differences	1,164	922
Foreign exchange	(865)	—
Change in unrecognized deferred tax asset	1,905	2,508
Income tax expense	336	609

Schedule of deferred income tax
The tax effect of temporary differences that give rise to deferred income tax assets and liabilities as at December 31, 2020 and 2019 are as follows:

	2020	2019
	$	$
Deferred income tax assets
Unrealized foreign exchange losses	65	—
Non-deductible reserves	361	225
Excess tax over accounting basis in property, plant and equipment and other assets	109	62
Financing charges	247	69
	782	356
Deferred income tax liabilities
Contract asset	(710)	(269)
Intangible assets	(424)	—
Excess accounting over tax basis in property, plant and equipment and other assets	(288)	—
Other	(67)	(53)
	(1,489)	(322)
Deferred Income Tax Assets / (Liabilities)	(707)	34

Deferred income tax assets in excess of deferred income tax liabilities have not been recognized in respect of the following attributes because it is not probable that future taxable profit will be available against which the Company can use the benefits.

	2020	2019
	$	$
Deferred income tax assets
Non-capital loss carry forwards	7,828	6,046
Net capital loss carry forwards	—	131

Intangible assets	3,128	2,261
Unrealized foreign exchange losses	235	56
Non-deductible reserves	130	358
Excess tax over accounting basis in property, plant and equipment and other assets	39	75
Pension	146	—
Financing charges	2,976	875
Other	252	—
Net unrecognized deferred income tax assets	14,734	9,802

Schedule of unrecognized tax losses
As at December 31, 2020, deferred income tax assets have not been recognized in respect of the following tax losses in each jurisdiction because it is not probable that future taxable profit will be available against which the Company can use the benefits:

	Canada	Italy	France	Total
Year of expiry	$	$	$	$
2036	98	—	—	98
2037	2,372	—	—	2,372
2038	5,388	—	—	5,388
2039	5,660	—	—	5,660
2040	5,843	—	—	5,843
Indefinite	—	11,239	763	12,002
Total unrecognized tax losses	19,361	11,239	763	31,363